TAXES ON INCOME (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 908	$ 663
Additions based on tax positions taken related to the current year	717	245
Foreign currency translation adjustments	(14)
Balance at the end of the year	$ 1,611	$ 908